Hull Tactical US ETF
Schedule of Investments
July 31, 2024 (Unaudited)
Exchange-Traded Funds — 32.59% Shares Fair Value
SPDR S&P 500 ETF Trust
(a)(b)
40,910 $ 22,533,637
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $17,182,743) 22,533,637
U.S. GOVERNMENT & AGENCIES
(c)(d)
— 32.21%
Principal
Amount Fair Value
United States Treasury Bill, 5.31%, 8/1/2024 $ 1,000,000 1,000,000
United States Treasury Bill, 5.38%, 8/6/2024
(b)
2,000,000 1,998,539
United States Treasury Bill, 5.31%, 8/8/2024 1,000,000 998,979
United States Treasury Bill, 5.31%, 8/15/2024 900,000 898,156
United States Treasury Bill, 5.38%, 8/20/2024 2,000,000 1,994,425
United States Treasury Bill, 5.39%, 8/29/2024
(b)
1,000,000 995,896
United States Treasury Bill, 5.37%, 9/3/2024
(b)
2,000,000 1,990,334
United States Treasury Bill, 5.32%, 9/5/2024
(b)
4,500,000 4,476,908
United States Treasury Bill, 5.40%, 9/10/2024 1,000,000 994,139
United States Treasury Bill, 5.31%, 9/19/2024 2,000,000 1,985,716
United States Treasury Bill, 5.38%, 9/26/2024 1,000,000 991,825
United States Treasury Bill, 5.38%, 10/24/2024 1,000,000 987,995
United States Treasury Bill, 5.36%, 11/5/2024 2,000,000 1,972,663
United States Treasury Bill, 5.30%, 11/14/2024 1,000,000 985,136
22,270,711
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $22,271,100) 22,270,711
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.00%
S&P 500 Index 1 $ 552,230 $ 5,225.00
August
2024 740
S&P 500 Index 4 2,208,920 5,210.00
August
2024 1,000
S&P 500 Index 2 1,104,460 5,225.00
August
2024 555
TOTAL PUT OPTIONS PURCHASED
    (Cost 4,810) 2,295
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.10%
S&P 500 Index 3 1,656,690 5,720.00
August
2024 2,295
S&P 500 Index 3 1,656,690 5,725.00
August
2024 2,115
S&P 500 Index 10 5,522,300 5,750.00
August
2024 4,600

Hull Tactical US ETF
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
ETF - Exchange Traded Fund
SPDR - Standard & Poor's Receipts
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.10% - continued
S&P 500 Index 10 $ 5,522,300 $ 5,800.00
August
2024 $ 1,875
S&P 500 Index 6 3,313,380 5,850.00
August
2024 495
S&P 500 Index 20 11,044,600 5,800.00
September
2024 47,200
S&P 500 Index 4 2,208,920 5,825.00
September
2024 7,620
S&P 500 Index 7 3,865,610 5,525.00 July 2024 —
S&P 500 Index 4 2,208,920 5,750.00
August
2024 40
S&P 500 Index 4 2,208,920 5,800.00
August
2024 20
S&P 500 Index 5 2,761,150 5,680.00
August
2024 2,875
S&P 500 Index 3 1,656,690 5,690.00
August
2024 1,365
S&P 500 Index 8 4,417,840 5,775.00
August
2024 440
S&P 500 Index 3 1,656,690 5,850.00
August
2024 45
TOTAL CALL OPTIONS PURCHASED
    (Cost 131,029) 70,985
Total Investments — 64.90%
    (Cost $39,589,681) 44,877,628
Other Assets in Excess of Liabilities  —  35.10% 24,270,770
Net Assets — 100.00% $ 69,148,398
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of July 31, 2024, the percentage of net assets invested in SPDR® S&P 500® ETF was 32.59% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Securities, or a portion thereof, have been pledged as collateral on open future contracts and/or written options contracts. The total collateral pledged is $29,299,871.
(c) The rate shown represents effective yield at time of purchase.
(d) Non-income producing security.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
July 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.02)%
S&P 500 Index (8) August 2024 $ (5,200)
S&P 500 Index (9) (552,230) 5,700.00 August 2024 (9,540)
Total Written Call Options (Premiums Received $42,269) $ (14,740)
Written Put Options (0.2 5 )%
S&P 500 Index (4) (11,044,600) 5,350.00 August 2024 (3,380)
S&P 500 Index (1) (4,417,840) 5,230.00 August 2024 (765)
S&P 500 Index (19) (5,522,300) 5,325.00 August 2024 (27,265)
S&P 500 Index (10) (2,208,920) 5,200.00
September
2024 (29,400)
S&P 500 Index (20) (4,970,070) 5,250.00
September
2024 (69,800)
S&P 500 Index (10) (5,522,300) 5,300.00
September
2024 (41,600)
Total Written Put Options (Premiums Received $205,303) $ (172,210)
Total Written Options (Premiums Received $247,572) $ (186,950)

Hull Tactical US ETF
Schedule of Futures Contracts
July 31, 2024 (Unaudited)
LONG
FUTURES
CONTRACTS Contracts Expiration Date Notional Value
(a)
Value
Value and
Unrealized
Appreciation
(Depreciation)
E-mini S&P 500
Future 89 September 2024 $ 24,379,525 $ 24,733,100 $ 353,575
Total Futures $ 353,575
(a) In accordance with §210.12-13A, the notional amount should be the current notional amount at the close of the period.